Post-Retirement and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) on defined benefit pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 40	$ 34	$ 25
Interest cost	31	33	26
Expected return on plan assets	(18)	(20)	(18)
Amortization of actuarial net loss (gain)	12	6	4
Amortization of prior service cost	5	1	1
Effect of settlement		(1)	5
Effect of curtailment			(2)
Net periodic benefit cost	70	53	41
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	9	8	8
Interest cost	3	3	2
Amortization of actuarial net loss (gain)	2	(5)	3
Amortization of prior service cost			1
Effect of curtailment			(1)
Net periodic benefit cost	$ 14	$ 6	$ 13